Employee Benefits - Schedule of Accumulated Other Comprehensive Income and Regulatory Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 289	$ 337
Prior service credit	(2)	(5)
Net amount recognized	287	332
Regulatory assets (liabilities)	261	304
Accumulated other comprehensive income	26	28
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	9	13
Prior service credit	(52)	(84)
Net amount recognized	(43)	(71)
Regulatory assets (liabilities)	(43)	(71)
Accumulated other comprehensive income	$ 0	$ 0